Related Party Transaction And Balance	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transaction and balance
22.	Related party transaction and balance
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. The table below sets forth the related parties and their relationships with the Company as of December 31, 2021:

Name of related parties	Relationship with the Company
Yi Wang	Shareholder of the Company
Zheren Hu	Shareholder of the Company
Hui Lin	Shareholder of the Company
The related parties’ transactions for the years ended December 31, 2019, 2020 and 2021 and related parties balances as of December 31, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
Transaction amount with related parties
Loan to shareholders
Yi Wang	—	—	600
Zheren Hu	—	—	250
Hui Lin	—	—	150
In December of 2021, Yuguan WFOE entered into an interest-free loan agreement with the shareholders of RMB1,000 in total, which was unsecured and repayable upon the
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s demanding.

	As of December 31, 2021
	2020	2021
Balance amount with related parties
Prepayments and other current assets
Yi Wang	—	600
Zheren Hu	—	250
Hui Lin	—	150